Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Lease rental income	$ 198,718	$ 169,244
Asia
Segment Reporting Information [Line Items]
Lease rental income	97,265	85,193
Europe
Segment Reporting Information [Line Items]
Lease rental income	92,936	76,275
North / South America
Segment Reporting Information [Line Items]
Lease rental income	8,326	7,359
All other international
Segment Reporting Information [Line Items]
Lease rental income	191	417
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,547	2,193
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	532	1,036
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue		3
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	275	437
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	8	1
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	240	589
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 9	$ 6